Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense, Net	$ 9,700,000	$ 7,200,000	$ 6,700,000
Asset Retirement Obligation	55,136,000	63,831,000	44,696,000
ATM and equipment [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	6,300,000
Minimum service requirements [Member]
Commitments and Contingencies [Line Items]
Purchase commitment remaining period	4 years
Purchase Commitment, Remaining Minimum Amount Committed	4,000,000
North America [Member] | ATM-related goods [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 13,800,000